Long-Term Debt	12 Months Ended
Dec. 31, 2020
Long-Term Debt

7. Long-Term Debt

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2020	Current	Non-current	December 31, 2019	Current	Non-current

Nordea secured term loan	$28,142	$3,740	$24,402	$32,481	$4,340	$28,141
Piraeus Bank secured term loan	29,958	4,171	25,787	-	-	-
less unamortized deferred financing costs	(434)	(143)	(291)	(198)	(58)	(140)
Total debt, net of deferred financing costs	$57,666	$7,768	$49,898	$32,283	$4,282	$28,001

Secured Term Loans: On July 24, 2019, the Company, through Taburao Shipping Company Inc. and Tarawa Shipping Company Inc. (collectively the “Initial Borrowers”), entered into a loan agreement with Nordea Bank Abp, Filial i Norge (“Nordea”) for a senior secured term loan facility of up to $33,000 (the “Initial Agreement”), to partially finance the acquisition cost of the tanker vessels “Blue Moon” and “Briolette”. On December 23, 2019 the Company, through the “Initial Borrowers” and Rongelap Shipping Company Inc. (collectively the “First Amendment Borrowers”), entered into a First Amendment and Restatement Loan Agreement with Nordea for a senior secured term loan facility of up to $47,000, to provide additional finance of $14,000 for the acquisition of the tanker vessel “P. Fos”. On March 20, 2020, the Company, through the “First Amendment Borrowers” and Toka Shipping Company Inc. (collectively the “Second Amendment Borrowers”), signed a Second Amendment and Restatement Loan Agreement with Nordea, which increased the maximum loan amount up to $59,000, to additionally finance the acquisition cost of the vessel “P. Kikuma”, by $12,000. Finally, on December 9, 2020, the Company, entered into a Deed of Release with Nordea, according to which the borrowers of the vessels “P. Fos” and “P. Kikuma” were released from all obligations under the agreement, as they fully repaid their indebtedness in connection with the loan’s re-finance by Piraeus Bank S.A. (described below). Also, on the same day, the Company entered into a Supplemental Loan Agreement with Nordea, to amend the existing repayment schedules of the “Blue Moon” and “Briolette” tranches and to amend the major shareholder’s clause included in the agreement. The First and Second Amendment and Restatement Loan Agreements, and the Supplemental Loan Agreement with Nordea included substantially identical terms to the Initial Agreement.

On December 3, 2020, the Company, through Rongelap Shipping Company Inc., Toka Shipping Company Inc. and Arno Shipping Company Inc. (collectively the “Piraeus Bank Borrowers”), entered into a loan agreement with Piraeus Bank S.A. (“Piraeus Bank”) for a senior secured term loan facility of up to $31,526, to refinance the existing indebtedness of the vessels “P. Fos” and “P. Kikuma” with Nordea, described above, and partially finance the acquisition cost of the vessel “P. Yanbu”. The three borrowers utilized in December 2020 an aggregate amount of $29,958 under the loan agreement, and no amount remained available for drawdown thereafter.

The Nordea and Piraeus Bank loans are repayable in quarterly installments plus one balloon installment per loan agreement to be paid together with the last installment and bear interest at LIBOR plus margin ranging from 2.75% to 2.85%. Their maturities fall in July and December 2024, respectively, and at each utilization date, arrangement fees of 1.00% were paid. Financing fees for loan amendments that are determined by the Company to be debt modifications are classified as a contra to debt and amortized over the term of the loans using the effective interest method, and unamortized fees relating to the repaid loans which were deemed a debt extinguishment, which amounted to $176 in 2020, were expensed in interest and finance costs in the period the extinguishment was made.

The loans are guaranteed by Performance Shipping Inc., are secured by first priority mortgages over the financed vessels, first priority assignments of earnings, insurances and of any charters exceeding durations of two years, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers’ undertakings. The loan agreements require a minimum hull value of the financed vessels, impose restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, include customary financial covenants and require at all times during the facility period a minimum cash liquidity. As at December 31, 2020, and December 31, 2019, the compensating cash balance required under the loan agreements amounted to $9,000 and $7,000 respectively, and is included in Cash and cash equivalents in the accompanying consolidated balance sheets. As at December 31, 2020 and 2019, the Company was in compliance with all of its loan covenants, and has obtained the lenders’ consent for the change of the Company’s major shareholder that took place in 2020.

For 2020, 2019 and 2018, interest expense on long-term debt in connection with the above-described loan agreements amounted to $1,710, $416 and $0, and commitment fees amounted to $6, $55 and $0 and are included in Interest and finance costs in the accompanying consolidated statement of operations. Accrued interest as of December 31, 2020 and 2019 amounted to $63 and $8, respectively, and is included in Accrued liabilities in the accompanying consolidated balance sheets. The weighted average interest rate of the Company’s loans for 2020 and 2019, was 3.32% and 4.68%, respectively.

For 2018, interest expense and discount premium amortization in connection with the terminated loan agreement with Addiewell Ltd amounted to $247 and $6,282, respectively, and are included in Net income / (loss) from discontinued operations in the accompanying consolidated statement of operations (Note 3).

As at December 31, 2020, the maturities of the debt facilities described above, are as follows:

Principal Repayment

Year 1	$7,911
Year 2	7,911
Year 3	7,911
Year 4	34,367
Total	$58,100